Acquisition (Holmdel Pharmaceuticals, LP) (Tables) (Holmdel Pharmaceuticals, LP)	12 Months Ended
Dec. 31, 2013
Holmdel Pharmaceuticals, LP
Schedule of consideration paid and estimated fair values of the assets acquired and liabilities assumed

Fair Value of Consideration transferred:
Cash	$12,755,000
Payable to GSK	220,549
Total Fair Value of Consideration transferred	$12,975,549
Recognized amounts of identifiable assets acquired:
Inventory (included in other current assets)	$335,549
InnoPran XL license	12.640.000
Total identifiable net assets	$12,975,549
Net assets acquired	$12,975,549